Subsequent events	12 Months Ended
Dec. 31, 2013
Subsequent events
Subsequent events

24. Subsequent events

        In February 2014, The Group has initiated a lawsuit against one of the Group's advertisement agents, claiming for the unpaid advertisement fee and liquidated damages for late payment. Management believed that the lawsuit did not have significant impact to the Group's financial statements as of December 31, 2013.